CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Stock-based compensation	$ 18,433	$ 22,818	$ 109,366	$ 118,136